United States
                   Securities and Exchange Commission
                        Washington, D.C.  205490

                                Form 13F

                          From 13F Cover Page


Report for the Calendar Year or Quarter Ended: December 31, 1999


Check here if Amendment []; Amendment Number ____

  This Amendment (Check only one.):[] is a restatement.
                                   [] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:     Baxter Financial Corporation
Address:  1200 North Federal Highway, Suite 424
          Boca Raton, FL  33432

Form 13F File Number:   28-2480

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Ronald F. Rohe
Title:       Chief Operating Officer
Phone:       561-395-2155

Signature, Place, and Date of Signing:



/s/Ronald F. Rohe		     Boca Raton, FL          January 19, 2000
----------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   37

Form 13F Information Table Value Total:  $  95,750
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 Form 13F INFORMATION TABLE


   COLUMN 1              COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7   COLUMN 8
--------------      --------------  --------- ---------  --------------------  ---------- ----------  ----------
 NAME OF ISSUER      TITLE OF CLASS   CUSIP      VALUE      SHRS OR  SH/ PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
                                               (x$1000)    PRN AMT  PRN CALL   DISCRETION  MANAGERS   SOLE  SHARED  NONE
--------------      --------------  --------- ---------  --------------------  ---------- ----------  -------------------
Allstate Corp                       020002101      202       8,396  SH         SOLE                 8,396
Altera Corp                         021441100    6,939     140,000  SH         SOLE               140,000
American Express                    025816109    3,325      20,000  SH         SOLE                20,000
American Int'l                      026874107    4,866      45,000  SH         SOLE                45,000
Anixter Int'l                       035290105    4,455     216,000  SH         SOLE               216,000
AT&T Liberty Media                  001957208      290       5,100  SH         SOLE                 5,100
Brunswick Corp                      117043109    1,558      70,000  SH         SOLE                70,000
Columbia/HCA Hlth.                  197677107    2,052      70,000  SH         SOLE                70,000
Comcast                SL CL A      200300200   10,618     210,000  SH         SOLE               210,000
Corn Products                       219023108    5,404     165,000  SH         SOLE               165,000
Cox Comm.                           224044107    4,120      80,000  SH         SOLE                80,000
Deluxe Corp                         248019101    1,921      70,000  SH         SOLE                70,000
Exxon Mobile                        30231G102      243       3,020  SH         SOLE                 3,020
Federal Nat'l Mtg                   313586109    6,868     110,000  SH         SOLE               110,000
Fleetwood Ent.                      339099103      825      40,000  SH         SOLE                40,000
Galaxy Foods                        363175209       35      12,000  SH         SOLE                12,000
General Motors                      370442105    4,361      60,000  SH         SOLE                60,000
Ibis Tech Corp                      450909106    1,672      33,700  SH         SOLE                33,700
Ingles Markets                      457030104    1,101      99,000  SH         SOLE                99,000
Maytag Corp.                        598592107    3,389      76,000  SH         SOLE                76,000
Mobile America                      607235504       31      16,000  SH         SOLE                16,000
National City Corp                  635405103    3,316     140,000  SH         SOLE               140,000
Novacare                            669930109       21      10,000  SH         SOLE                10,000
PNC Bancorp                         693475105    5,118     115,000  SH         SOLE               115,000
RailAmerica                         750753105      364      42,500  SH         SOLE                42,500
Rural Cellular                      781904107      244       2,700  SH         SOLE                 2,700
SaleLee                             803111103    2,206     100,000  SH         SOLE               100,000
SBC Communications                  78387G103    4,899     100,500  SH         SOLE               100,500
Scotts Company                      810186106    3,019      75,000  SH         SOLE                75,000
SLM Holdings                        78442A109    5,864     138,800  SH         SOLE               138,800
Southern Union                      844030106      238      12,443  SH         SOLE                12,443
Time Warner                         887315109    1,446      20,000  SH         SOLE                20,000
United Dominion Rlty                910197102      114      11,500  SH         SOLE                11,500
Vodafone                            92857T107      421       8,505  SH         SOLE                 8,505
Washington Mutual                   939322103    1,811      70,000  SH         SOLE                70,000
Washington Post        CL B         939640108    2,224       4,000  SH         SOLE                 4,000
Windmere Durable                    973411101      170      10,000  SH         SOLE                10,000